Summary Prospectus Supplement	July 13, 2015

Putnam VT Global Asset Allocation Fund
Summary Prospectus dated April 30, 2015

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now James Fetch, Robert Kea, Robert Schoen and Jason Vaillancourt.

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